Non-Controlling Interests (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Minority Interest [Line Items]
Percentage of equity in subsidiaries	60.00%	100.00%	5.00%
Cash consideration of acquiring equity	¥ 15,022	¥ 30,874
Net carrying amount of the acquired non-controlling interests	6,991	6,798
Additional paid in capital increases from business combination	¥ 8,031	¥ 24,076
Non Controlling Interests [Member]
Minority Interest [Line Items]
Percentage of equity in subsidiaries	5.00%	5.00%
Cash consideration of acquiring equity	¥ 12,741	¥ 12,708	¥ 16,670
Net carrying amount of the acquired non-controlling interests	12,895	12,183	14,980
Additional paid in capital increases from business combination	¥ (154)	¥ 525	¥ 1,690
Chengdu Yinzhe [Member]
Minority Interest [Line Items]
Percentage of equity in subsidiaries	90.00%
FGE [Member]
Minority Interest [Line Items]
Percentage of equity in subsidiaries		25.00%
Linstitute [Member]
Minority Interest [Line Items]
Percentage of equity in subsidiaries	9.00%